SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of movement of allowance for credit losses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of movement of allowance for credit losses [Line Items]
Balance	¥ 1,860,072	¥ 1,859,310
Provision for doubtful accounts	140,566	23,979
Reversal	(73,231)	(8,938)
Write-offs	(14,605)	(14,279)
Balance	1,912,802	1,860,072
Accounts receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of movement of allowance for credit losses [Line Items]
Balance	1,444,000	1,446,994
Provision for doubtful accounts	612
Reversal	(30)	(2,994)
Write-offs
Balance	1,444,582	1,444,000
Other receivables [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of movement of allowance for credit losses [Line Items]
Balance	65,647	82,952
Provision for doubtful accounts	26,854
Reversal	(65,640)	(3,026)
Write-offs		(14,279)
Balance	26,861	65,647
Loans receivable [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of movement of allowance for credit losses [Line Items]
Balance	350,425	329,364
Provision for doubtful accounts	113,100	23,979
Reversal	(7,561)	(2,918)
Write-offs	(14,605)
Balance	¥ 441,359	¥ 350,425